UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Venor Capital Management LP
           --------------------------------------------------
Address:   Times Square Tower
           --------------------------------------------------
           7, Times Square, Suite 3505
           --------------------------------------------------
           New York, NY 10036
           --------------------------------------------------

Form 13F File Number:
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Zemel
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 703-2132
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David Zemel              New York, New York              02/14/07
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        13
                                               -------------

Form 13F Information Table Value Total:        $174,101
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



                                                                FORM 13F INFORMATION TABLE

              COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
-------------------------------- ---------------- --------- --------  ----------------- -------- --------- -------------------------


                                                              VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS   CUSIP     x($1000)  PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
-------------------------------- ---------------- --------- --------  -------- --- ---- -------- --------- -------- -------- -------


------------------------------------------------------------------------------------------------------------------------------------
AEP INDUSTRIES                   COM              001031103  7,623     143,000 SH       SOLE                143,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
ARMSTRONG WORLD INDUSTRIES       COM              04247X102 11,505     271,400 SH       SOLE                271,400        0      0
------------------------------------------------------------------------------------------------------------------------------------
BOYD GAMING                      COM              103304101  8,142     179,700 SH       SOLE                179,700        0      0
------------------------------------------------------------------------------------------------------------------------------------
GENTEK INC                       COM              37245X203 17,758     513,375 SH       SOLE                513,375        0      0
------------------------------------------------------------------------------------------------------------------------------------
GEOEYE INC                       COM              37250W108  6,373     329,330 SH       SOLE                329,330        0      0
------------------------------------------------------------------------------------------------------------------------------------
GEOMET INC                       COM              37250U201  9,740     936,500 SH       SOLE                936,500        0      0
------------------------------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE                    COM              382550101 24,663    1,175,000SH       SOLE              1,175,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
GRAPHIC PACKAGING CORP           COM              388688103 19,664    4,541,400SH       SOLE              4,541,400        0      0
------------------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTERTAINMENT            COM              413619107 10,340     125,000 SH       SOLE                125,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
MEDIACOM COMMUNICATIONS CORP     CL A             58446K105 15,081    1,875,800SH       SOLE              1,875,800        0      0
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP                      COM              60467R100 12,628     400,000 SH       SOLE                400,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
NAVISTAR INTL                    COM              63934E108 23,401     700,000 SH       SOLE                700,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COMPANIES INC           COM              969457100  7,183     275,000 SH       SOLE                275,000        0      0
------------------------------------------------------------------------------------------------------------------------------------